Item 1. Schedule of Investments:
--------------------------------

Putnam Global Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Global Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (96.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,267,131  WPP Group PLC (United Kingdom)                                                 $11,715,319

Aerospace and Defense (1.4%)
-----------------------------------------------------------------------------------------------------------
        371,600  Boeing Co. (The)                                                                18,858,700
        318,100  Lockheed Martin Corp.                                                           16,856,119
                                                                                              -------------
                                                                                                 35,714,819
Automotive (3.3%)
-----------------------------------------------------------------------------------------------------------
        885,200  Honda Motor Co., Ltd. (Japan)                                                   43,048,757
        250,820  Hyundai Motor Co., Ltd. (South Korea)                                            9,311,880
         20,135  Porsche AG (Preferred) (Germany)                                                13,017,163
        221,838  Renault SA (France)                                                             17,506,489
                                                                                              -------------
                                                                                                 82,884,289
Banking (8.1%)
-----------------------------------------------------------------------------------------------------------
      1,115,204  Allied Irish Banks PLC (Ireland)                                                17,171,778
        189,582  Bank of New York Co., Inc. (The)                                                 5,446,691
        392,500  Commerce Bancorp, Inc. (S)                                                      19,758,450
        132,100  Credit Agricole SA (France)                                                      3,117,090
        529,000  Fifth Third Bancorp (S)                                                         26,111,440
      2,489,985  HSBC Holdings PLC (United Kingdom)                                              36,557,873
        562,051  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                        15,798,901
        143,575  Royal Bank of Scotland Group PLC 144A
                 (United Kingdom)                                                                 4,035,803
        953,600  State Street Corp.                                                              40,823,616
      1,162,658  U.S. Bancorp                                                                    32,903,221
                                                                                              -------------
                                                                                                201,724,863
Beverage (0.5%)
-----------------------------------------------------------------------------------------------------------
        389,338  Interbrew SA (Belgium)                                                          11,788,409

Biotechnology (1.7%)
-----------------------------------------------------------------------------------------------------------
        738,400  Amgen, Inc. (NON)                                                               42,000,192

Broadcasting (2.3%)
-----------------------------------------------------------------------------------------------------------
        349,100  Clear Channel Communications, Inc.                                              12,462,870
         58,000  Gestevision Telecinco SA 144A (Spain) (NON)                                        916,818
      1,172,390  Mediaset SpA (Italy)                                                            12,505,361
        263,100  Societe Television Francaise I (France)                                          7,503,715
        716,100  Viacom, Inc. Class B                                                            24,053,799
                                                                                              -------------
                                                                                                 57,442,563
Cable Television (0.7%)
-----------------------------------------------------------------------------------------------------------
        581,300  Comcast Corp. Class A (NON)                                                     15,927,620

Chemicals (0.5%)
-----------------------------------------------------------------------------------------------------------
        235,760  BASF AG (Germany)                                                               12,545,351

Commercial and Consumer Services (1.9%)
-----------------------------------------------------------------------------------------------------------
        158,800  eBay, Inc. (NON) (S)                                                            12,438,804
        248,000  SECOM Co., Ltd. (Japan)                                                         10,013,459
      1,348,940  Securitas AB Class B (Sweden)                                                   15,209,180
        316,400  Yahoo!, Inc. (NON) (S)                                                           9,745,120
                                                                                              -------------
                                                                                                 47,406,563
Communications Equipment (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,343,300  Nortel Networks Corp. (Canada) (NON)                                             4,916,478

Computers (0.4%)
-----------------------------------------------------------------------------------------------------------
        121,840  NCSoft Corp. (South Korea) (NON)                                                 8,911,309

Conglomerates (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,555,742  Tyco International, Ltd. (Bermuda) (S)                                          48,228,002

Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,863,003  Rinker Group, Ltd. (Australia)                                                  10,748,872

Consumer Finance (2.8%)
-----------------------------------------------------------------------------------------------------------
        201,200  Countrywide Financial Corp. (S)                                                 14,506,520
        423,800  Credit Saison Co., Ltd. (Japan)                                                 12,814,769
      1,675,150  MBNA Corp.                                                                      41,359,454
                                                                                              -------------
                                                                                                 68,680,743
Consumer Goods (1.4%)
-----------------------------------------------------------------------------------------------------------
        288,100  Colgate-Palmolive Co.                                                           15,326,920
        746,772  Reckitt Benckiser PLC (United Kingdom)                                          20,421,024
                                                                                              -------------
                                                                                                 35,747,944
Electric Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        761,165  Iberdrola SA (Spain)                                                            15,578,231

Electrical Equipment (1.0%)
-----------------------------------------------------------------------------------------------------------
        352,221  Siemens AG (Germany)                                                            24,674,821

Electronics (4.2%)
-----------------------------------------------------------------------------------------------------------
        202,700  Analog Devices, Inc.                                                             8,047,190
         77,800  FUNAI Electric Co., Ltd. (Japan)                                                10,889,906
        117,000  Kyocera Corp. (Japan)                                                            9,028,264
        431,800  Omron Corp. (Japan)                                                              9,240,404
         76,300  Samsung Electronics Co., Ltd. (South Korea)                                     27,217,365
      1,315,200  SanDisk Corp. (NON) (S)                                                         31,985,664
      7,054,294  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                    8,916,594
                                                                                              -------------
                                                                                                105,325,387
Energy (0.9%)
-----------------------------------------------------------------------------------------------------------
        500,400  Halliburton Co.                                                                 15,887,700
        735,000  TonenGeneral Sekiyu KK (Japan)                                                   5,889,233
                                                                                              -------------
                                                                                                 21,776,933
Financial (6.3%)
-----------------------------------------------------------------------------------------------------------
      1,666,940  Citigroup, Inc. (SEG)                                                           73,495,385
      1,292,100  Freddie Mac                                                                     83,094,951
                                                                                              -------------
                                                                                                156,590,336
Food (2.3%)
-----------------------------------------------------------------------------------------------------------
        207,506  Groupe Danone (France)                                                          17,112,428
        157,217  Nestle SA (Switzerland)                                                         40,198,576
                                                                                              -------------
                                                                                                 57,311,004
Health Care Services (1.2%)
-----------------------------------------------------------------------------------------------------------
        531,600  Cardinal Health, Inc.                                                           23,656,200
        109,800  Express Scripts, Inc. Class A (NON)                                              7,202,880
                                                                                              -------------
                                                                                                 30,859,080
Homebuilding (0.6%)
-----------------------------------------------------------------------------------------------------------
        362,700  Lennar Corp. (S)                                                                15,480,036

Insurance (3.8%)
-----------------------------------------------------------------------------------------------------------
      1,330,408  Aegon NV (Netherlands)                                                          15,135,859
        511,600  American International Group, Inc.                                              36,144,540
         87,600  Everest Re Group, Ltd. (Barbados)                                                6,436,848
        554,236  ING Groep NV (Netherlands)                                                      12,864,478
        137,300  Radian Group, Inc. (S)                                                           6,318,546
        249,737  XL Capital, Ltd. Class A (Bermuda) (S)                                          17,651,411
                                                                                              -------------
                                                                                                 94,551,682
Investment Banking/Brokerage (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,384,100  Charles Schwab Corp. (The)                                                      12,152,398

Manufacturing (0.9%)
-----------------------------------------------------------------------------------------------------------
        550,440  SKF AB Class B (Sweden)                                                         20,914,410

Media (0.5%)
-----------------------------------------------------------------------------------------------------------
        485,300  Fox Entertainment Group, Inc. Class A (NON)                                     13,117,659

Medical Technology (1.4%)
-----------------------------------------------------------------------------------------------------------
         95,261  Essilor International SA Cie Generale
                 D'Optique (France)                                                               5,854,655
        103,050  Inamed Corp. (NON)                                                               5,583,249
        469,000  Medtronic, Inc.                                                                 23,295,230
                                                                                              -------------
                                                                                                 34,733,134
Metals (1.1%)
-----------------------------------------------------------------------------------------------------------
        166,100  Companhia Vale do Rio Doce (CVRD) ADR (Brazil)                                   8,952,790
        681,606  Rio Tinto PLC (United Kingdom)                                                  17,759,112
                                                                                              -------------
                                                                                                 26,711,902
Natural Gas Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,323,000  Tokyo Gas Co., Ltd. (Japan)                                                     11,866,792

Office Equipment & Supplies (1.1%)
-----------------------------------------------------------------------------------------------------------
        563,400  Canon, Inc. (Japan)                                                             27,500,188

Oil & Gas (7.9%)
-----------------------------------------------------------------------------------------------------------
         12,900  Amerada Hess Corp. (S)                                                           1,075,215
      4,544,041  BP PLC (United Kingdom)                                                         42,631,793
        514,460  Canadian Natural Resources, Ltd. (Canada)                                       17,131,890
      1,368,556  ExxonMobil Corp.                                                                63,364,143
        248,100  Marathon Oil Corp.                                                               9,345,927
        495,500  Noble Corp. (Cayman Islands) (NON)                                              19,185,760
        842,592  Petroleo Brasileiro SA ADR (Brazil)                                             23,828,502
         96,167  Total SA (France)                                                               18,674,580
                                                                                              -------------
                                                                                                195,237,810
Pharmaceuticals (10.2%)
-----------------------------------------------------------------------------------------------------------
        961,776  AstraZeneca PLC (United Kingdom)                                                43,035,535
        406,250  Forest Laboratories, Inc. (NON)                                                 20,430,313
      1,486,550  GlaxoSmithKline PLC (United Kingdom)                                            30,190,781
      1,074,800  Johnson & Johnson                                                               59,404,196
      1,986,784  Pfizer, Inc.                                                                    63,497,617
        179,836  Roche Holding AG (Switzerland)                                                  17,788,141
        436,300  Sankyo Co., Ltd. (Japan)                                                         9,414,998
        249,100  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                      8,538,017
                                                                                              -------------
                                                                                                252,299,598
Photography/Imaging (1.2%)
-----------------------------------------------------------------------------------------------------------
        327,000  Olympus Corp. (Japan)                                                            6,322,880
      1,769,600  Xerox Corp. (NON) (S)                                                           24,526,656
                                                                                              -------------
                                                                                                 30,849,536
Publishing (0.8%)
-----------------------------------------------------------------------------------------------------------
        721,249  Reed Elsevier NV (Netherlands)                                                   9,221,470
        434,374  VNU NV (Netherlands)                                                            11,478,596
                                                                                              -------------
                                                                                                 20,700,066
Railroads (0.3%)
-----------------------------------------------------------------------------------------------------------
        166,950  Canadian National Railway Co. (Canada)                                           7,517,759

Retail (4.5%)
-----------------------------------------------------------------------------------------------------------
        139,990  AutoZone, Inc. (NON)                                                            10,807,228
      4,893,860  Dixons Group PLC (United Kingdom)                                               14,281,316
        466,283  Industria de Diseno Textil (Inditex) SA (Spain)                                 10,677,031
        476,800  Kohl's Corp. (NON)                                                              21,818,368
        577,155  Lowe's Cos., Inc.                                                               28,118,992
        300,900  Rent-A-Center, Inc. (NON) (S)                                                    8,828,406
        459,715  TJX Cos., Inc. (The) (S)                                                        10,789,511
      2,403,577  Wal-Mart de Mexico SA de CV  Ser. V (Mexico)                                     7,330,162
                                                                                              -------------
                                                                                                112,651,014
Software (5.0%)
-----------------------------------------------------------------------------------------------------------
        248,600  KONAMI Corp. (Japan)                                                             5,386,891
      3,157,000  Microsoft Corp.                                                                 89,848,220
        786,600  Oracle Corp. (NON)                                                               8,267,166
        269,900  Symantec Corp. (NON) (S)                                                        12,620,524
        636,801  T-Online International AG (Germany) (NON)                                        7,129,796
                                                                                              -------------
                                                                                                123,252,597
Technology Services (1.3%)
-----------------------------------------------------------------------------------------------------------
        371,500  Automatic Data Processing, Inc.                                                 15,595,570
        493,200  Fiserv, Inc. (NON) (S)                                                          16,897,032
                                                                                              -------------
                                                                                                 32,492,602
Telecommunications (5.1%)
-----------------------------------------------------------------------------------------------------------
        607,259  France Telecom SA (France) (NON)                                                15,045,608
        584,520  KT Corp. ADR (South Korea) (S)                                                  10,398,611
         13,813  NTT DoCoMo, Inc. (Japan)                                                        24,044,163
        412,680  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L (Mexico)                                                            12,743,558
        421,500  Telus Corp. (Canada)                                                             7,263,960
     26,516,556  Vodafone Group PLC (United Kingdom)                                             57,493,290
                                                                                              -------------
                                                                                                126,989,190
Telephone (0.5%)
-----------------------------------------------------------------------------------------------------------
        213,400  NTL, Inc. (NON) (S)                                                             11,122,408

Tobacco (3.3%)
-----------------------------------------------------------------------------------------------------------
        776,829  Altadis SA (Spain)                                                              24,278,426
        969,203  Altria Group, Inc.                                                              46,134,061
          1,605  Japan Tobacco, Inc. (Japan)                                                     12,255,316
                                                                                              -------------
                                                                                                 82,667,803
Transportation Services (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,338,104  BAA PLC (United Kingdom)                                                        13,612,303
        424,787  TPG NV (Netherlands)                                                             9,312,613
                                                                                              -------------
                                                                                                 22,924,916
Water Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        508,590  Veolia Environnement (France)                                                   13,568,380
                                                                                              -------------
                 Total Common stocks  (cost $2,369,055,253)                                  $2,397,801,008

Short-term investments (9.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $96,458,945  Putnam Prime Money Market Fund (e)                                             $96,458,945
    135,211,902  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23, 2004 (d)                                                            135,163,334
                                                                                              -------------
                 Total Short-term investments  (cost $231,622,279)                             $231,622,279
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,600,677,532) (b)                                 $2,629,423,287
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at July 31, 2004 (Unaudited)
(aggregate face value $313,449,284)
                                                                                    Unrealized
                                         Aggregate           Delivery             appreciation/
                         Value          face value               date            (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollar $108,385,653        $108,962,619            9/15/04              $(576,966)
British Pound       51,363,351          51,466,272            9/15/04               (102,921)
Canadian Dollar     12,106,814          11,929,748            9/15/04                177,066
Danish Krone         9,453,064           9,589,756            9/15/04               (136,692)
Euro                52,895,941          53,477,258            9/15/04               (581,317)
Japanese Yen        54,222,531          54,895,206            9/15/04               (672,675)
Norwegian Krone      5,624,521           5,899,362            9/15/04               (274,841)
Swiss Franc         16,760,536          17,229,063            9/15/04               (468,527)
----------------------------------------------------------------------------------------------
                                                                                 $(2,636,873)
----------------------------------------------------------------------------------------------


Forward currency contracts to sell at July 31, 2004 (Unaudited)
(aggregate face value $199,307,756)
                                                                                    Unrealized
                                         Aggregate           Delivery             appreciation/
                         Value          face value               date            (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollar  $27,890,022         $28,404,699            9/15/04              $514,677
British Pound       12,723,078          12,869,678            9/15/04               146,600
Euro                83,932,681          84,809,291            9/15/04               876,610
Japanese Yen        32,846,149          33,850,068            9/15/04             1,003,919
Mexican Peso        20,287,074          19,834,776            9/15/04              (452,298)
Swedish Krona        5,815,761           5,989,884            9/15/04               174,123
Swiss Franc         13,221,729          13,549,360            9/15/04               327,631
----------------------------------------------------------------------------------------------
                                                                                 $2,591,262
----------------------------------------------------------------------------------------------


Futures contracts outstanding at July 31, 2004 (Unaudited)
                                                                                    Unrealized
                                                   Aggregate   Expiration         appreciation/
                                      Value       face value         date        (depreciation)
----------------------------------------------------------------------------------------------
Dow Jones Euro Stoxx 50 (Long)   $9,188,114       $9,465,822       Sep-04            $(277,708)
New Financial Times Stock
Exchange 100 Index (Long)         8,419,167        8,598,011       Sep-04             (178,844)
S&P 500 Index (Long)             44,319,275       45,194,955       Sep-04             (875,680)
Tokyo Price Index (Long)          7,054,778        7,107,681       Sep-04              (52,903)
----------------------------------------------------------------------------------------------
                                                                                   $(1,385,135)
----------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $2,485,900,196.

  (b) The aggregate identified cost on a tax basis is $2,620,580,871, resulting in gross unrealized appreciation and depreciation of $143,304,181 and $134,461,765, respectively, or net unrealized appreciation of $8,842,416.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts July 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $132,071,739. The fund received cash collateral of $135,163,334 which is pooled with collateral of other
      Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $195,516 for the period ended July 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary
      Receipts representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at July 31, 2004:
      (as a percentage of Market Value)

      Bermuda                            2.5%
      Brazil                             1.2
      Canada                             1.4
      Cayman Islands                     0.7
      France                             3.7
      Germany                            2.2
      Ireland                            0.7
      Italy                              0.5
      Japan                              7.8
      Mexico                             0.8
      Netherlands                        2.2
      South Korea                        2.1
      Spain                              2.0
      Sweden                             1.4
      Switzerland                        2.2
      United Kingdom                    11.7
      United States                     46.6
      Other                             10.3

      Total                            100.0%


      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock
      Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
      Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S.
      dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.
      Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004